SHAREHOLDERS’ EQUITY (Details Narrative)																						1 Months Ended	12 Months Ended
	Oct. 31, 2024	Sep. 10, 2024 USD ($) $ / shares shares	Aug. 22, 2024 USD ($) $ / shares shares	Aug. 05, 2024 USD ($) $ / shares shares	Jul. 18, 2024 USD ($) $ / shares shares	Jul. 02, 2024 USD ($) $ / shares shares	Jun. 27, 2024 shares	Jun. 13, 2024 USD ($) $ / shares shares	May 21, 2024 USD ($) $ / shares shares	Apr. 19, 2024 USD ($) $ / shares shares	Apr. 04, 2024 shares	Mar. 22, 2024 USD ($) $ / shares shares	Mar. 07, 2024 shares	Feb. 19, 2024 USD ($) $ / shares shares	Nov. 13, 2023 USD ($) $ / shares shares	Sep. 01, 2023 shares	Jul. 10, 2023 shares	Jun. 26, 2023 USD ($) $ / shares shares	Nov. 03, 2022 USD ($) $ / shares shares	Oct. 26, 2022 $ / shares shares	Jun. 08, 2022 USD ($) $ / shares shares	Oct. 31, 2023 USD ($) shares	Sep. 30, 2024 $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 $ / shares shares	May 23, 2023 RM / shares	Sep. 13, 2021 USD ($) $ / shares shares
Original authorized share capital value | $																											$ 50,000
Original authorized share																					888,000,000						500,000,000
Common stock, shares authorized																					883,000,000		883,000,000				450,000,000
Common stock, par value | $ / shares																					$ 0.001125		$ 0.001125				$ 0.0001
Preferred stock, shares authorized																					5,000,000		312,500		312,500		50,000,000
Preferred stock, par value | $ / shares																					$ 0.001125		$ 0.018		$ 0.018		$ 0.0001
Preferred stock, shares not issued																											50,000,000
Common stock, shares issued																											450,000,000
Reverse stock split	16 for 1																				(ii) a reverse split of the Company’s outstanding ordinary shares at a ratio of 1-for-11.25 shares, and (iii) a reverse split of the Company’s authorized and unissued preferred shares at a ratio of 1-for-11.25 shares.
Preferred stock, shares issued																							0		0
Preferred stock, shares outstanding																							0		0
Description of consolidated shares																							The Company effected a consolidation of all of the Company’s (i) authorized, issued and unissued Class A ordinary shares, (ii) authorized, issued and unissued Class B ordinary Shares, and (iii) authorized and unissued preferred shares on a 16:1 basis (the “Share Consolidation”), which was approved by the Company’s board of directors on September 9, 2024, and approved by the Company’s shareholders on October 23, 2024. The 16:1 share consolidation was retroactively reflected in the Company’s consolidated financial statements for all periods presented.
Warrants outstanding term																							2 years 10 months 24 days
Sale of ordinary shares																						119,984
Net proceeds | $																						$ 119,388
Offering costs | $																						$ 296,809
Fair value of shares issued | $																								$ 18,769,326
Share price | RM / shares																										RM 1.00
Pro Seeds [Member]
Number of shares issued															12,000,000
Share price | $ / shares															$ 0.679
Fair value of shares issued | $															$ 8,148,000
Ownership percentage															100.00%
Trade Router [Member]
Number of shares issued														8,000,000
Share price | $ / shares														$ 0.207
Fair value of shares issued | $														$ 1,656,000
Ownership percentage														100.00%
Carnegie Hill [Member]
Number of shares issued												18,000,000
Share price | $ / shares												$ 0.1790
Fair value of shares issued | $												$ 3,222,000
Ownership percentage												100.00%
Rainbow Worldwide [Member]
Number of shares issued												18,000,000
Share price | $ / shares												$ 0.210
Fair value of shares issued | $												$ 3,780,000
Ownership percentage												100.00%
One Eighty Ltd [Member]
Common stock, par value | $ / shares																		$ 0.0001
Acquisition of shares																		229,500,000
Percentage of shares issued																		51.00%
Sale of ordinary shares																		17,510,000
Net proceeds | $																		$ 53,055
Share price | $ / shares																		$ 0.001125
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Acquisition of shares																	8,755,000
Percentage of shares issued																	51.00%
Sale of ordinary shares																	8,755,000
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Acquisition of shares																8,755,000
Percentage of shares issued																51.00%
Sale of ordinary shares																8,755,000
Subscription Agreements [Member] | Four Investors [Member] | Private Placement [Member]
Share price | $ / shares																			$ 1.40	$ 1.40
Number of shares issued																			9,000,000	9,000,000
Gross proceeds from private placement | $																			$ 12,600,000
Net proceeds from private placement | $																			$ 11,770,000
Underwriter Representative Warrants [Member]
Number of shares purchased by issue of warrants																							376,250
Number of ordinary shares percent																							7.00%
Warrants outstanding term																							5 years
Exercise price | $ / shares																							$ 5.60
Percentage of initial public offering																							140.00%
Share price | $ / shares																							$ 4.00
Common Class B [Member]
Common stock, shares authorized																							8,000,000		8,000,000
Common stock, par value | $ / shares																							$ 0.018		$ 0.018
Common stock, shares issued																							800,000		0
Common stock, shares outstanding																							800,000		0
Common Class A [Member]
Common stock, shares authorized																							543,875,000		543,875,000
Common stock, par value | $ / shares																							$ 0.018		$ 0.018
Common stock, shares issued																							29,092,535		4,492,812
Common stock, shares outstanding																							29,092,535		4,492,812
Nevis International B & T Sdn Bhd [Member]
Voting rights, description							(i) holders of Class A Ordinary Shares and Class B Ordinary Shares will have the same rights except for voting and conversion rights; (ii) in respect of all matters subject to vote at general meetings of the Company, each holder of Class A Ordinary Shares will be entitled to one vote per one Class A Ordinary Share and each holder of Class B Ordinary Shares will be entitled to 100 votes per one Class B Ordinary Share; (iii) the Class A Ordinary Shares will not be convertible into shares of any other class; and (iv) the Class B Ordinary Shares will be convertible into Class A Ordinary Shares at any time after issuance at the option of the holder, and each one Class B Ordinary Share will be convertible into 10 Class A Ordinary Shares.
Description of consolidated shares																							The Company effect a consolidation of all of the Company’s (i) authorized issued and unissued Class A ordinary shares, (ii) authorized, issued and unissued Class B ordinary Shares, and (iii) authorized and unissued preferred shares on a 16:1 basis (the “Share Consolidation”), which was approved by the Company’s board of directors on September 9, 2024, and approved by the Company’s shareholders on October 23, 2024. With effect immediately following the Share Consolidation, the Company’s authorized share capital was increased from US$999,000 divided into 55,500,000 shares to US$9,990,000 divided into 555,000,000 shares. As a result of the Share Consolidation, each of (i) the 870,200,000 authorized Class A ordinary shares, issued and unissued, in the Company of US$0.001125 par value were automatically consolidated into to 54,387,500 Class A ordinary shares of US$0.018 par value each, (ii) the 12,800,000 authorized and issued Class B ordinary shares in the Company of US$0.001125 par value were automatically consolidated into 800,000 Class B ordinary shares of US$0.018 par value each, and (iii) the 5,000,000 authorized and unissued preferred shares in the Company of US$0.001125 par value were automatically consolidated into 312,500 preferred shares of US$0.018 par value each, without any action on the part of the shareholders.
Nevis International B & T Sdn Bhd [Member] | Common Class B [Member]
Common stock, shares issued							12,800,000
Nevis International B & T Sdn Bhd [Member] | Common Class A [Member]
Common stock, shares issued							161,704,984
Ordinary shares authorized unissued							708,495,016
Irace Technology [Member]
Number of shares issued		62,775,000	50,000,000	37,000,000	32,500,000	29,000,000		25,000,000	21,500,000	18,000,000		18,000,000	18,000,000
Acquisition of shares											100,000		100,000
Percentage of shares issued											100.00%		100.00%
Share price | $ / shares								$ 0.19	$ 0.17	$ 0.210		$ 0.1790
Fair value of shares issued | $		$ 10,734,525	$ 7,500,000	$ 6,401,000	$ 6,012,500	$ 5,046,000		$ 4,750,000	$ 3,655,000	$ 3,780,000		$ 3,222,000
Share price | $ / shares		$ 0.171	$ 0.15	$ 0.173	$ 0.185	$ 0.174
Irace Technology [Member] | Virtual Space Immersive Software [Member]
Number of shares issued				32,500,000
Fair value of shares issued | $				$ 5,622,500
Share price | $ / shares				$ 0.173
Irace Technology [Member] | Virtual Immersive Sky Park Software [Member]
Number of shares issued		60,000,000
Fair value of shares issued | $		$ 10,260,000
Share price | $ / shares		$ 0.171
Preferred Stock [Member]
Preferred stock, shares authorized																							5,000,000				50,000,000
Preferred stock, par value | $ / shares																							$ 0.001125
Preferred stock, shares issued																							0
Preferred stock, shares outstanding																							0
Minimum [Member]
Original authorized share capital value | $																					$ 50,000
Common stock, shares issued																							40,000,000
Common stock, shares outstanding																							40,000,000
Maximum [Member]
Original authorized share capital value | $																					$ 999,000
Common stock, shares issued																											450,000,000
Common stock, shares outstanding																											450,000,000